Shareholders' Equity (Details) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended		12 Months Ended		1 Months Ended					0 Months Ended
	Jul. 31, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jul. 30, 2013 IPO	Sep. 30, 2013 Common Stock	Sep. 30, 2012 Common Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Sep. 30, 2013 Additional Paid-in Capital	Sep. 30, 2012 Additional Paid-in Capital	Dec. 31, 2012 Additional Paid-in Capital	Dec. 31, 2011 Additional Paid-in Capital	Sep. 30, 2013 Accumulated Deficit	Sep. 30, 2012 Accumulated Deficit	Dec. 31, 2012 Accumulated Deficit	Dec. 31, 2011 Accumulated Deficit	Sep. 30, 2012 Treasury Stock	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Sep. 30, 2013 Treasury Stock	Sep. 30, 2013 Non-controlling Interests	Sep. 30, 2012 Non-controlling Interests	Dec. 31, 2012 Non-controlling Interests	Dec. 31, 2011 Non-controlling Interests	Jul. 31, 2013 Series A preferred stock	Dec. 31, 2012 Series A preferred stock	Sep. 30, 2012 Series A preferred stock	Dec. 31, 2011 Series A preferred stock	Dec. 31, 2010 Series A preferred stock	Apr. 30, 2013 Series B preferred stock	Dec. 31, 2012 Series B preferred stock
Changes in shareholders' equity
Balance					$ 168,605,000	$ 68,560,000	$ 68,560,000			$ 181,000	$ 100,000	$ 100,000		$ 203,833,000	$ 154,462,000	$ 154,462,000		$ (37,664,000)	$ (88,487,000)	$ (88,487,000)		$ (155,000)	$ (155,000)		$ (196,000)	$ 2,451,000	$ 2,640,000	$ 2,640,000
Balance (in shares)										18,072,000	9,958,000	9,958,000	9,866,000																		10,000	10,000	10,000	10,000		0
Net income (loss)			1,618,000	55,762,000	11,287,000	32,786,000	50,634,000	(46,325,000)										11,450,000	32,905,000	50,823,000	(47,125,000)					(163,000)	(119,000)	(189,000)	800,000
Stock dividend paid to Series A preferred shareholders										9,000				(9,000)
Stock dividend paid to Series A preferred shareholders (in shares)	903,825									903,825
Cash dividend paid to Series B preferred shareholder					(700,000)									(700,000)																					(700,000)
Purchase of treasury stock						(41,000)	41,000	43,000														(41,000)	41,000	43,000
Issuance of common stock					90,257,000	48,260,000	48,260,000			68,000	79,000	8,000		90,189,000	48,181,000	48,252,000
Issuance of common stock (in shares)		7,923,069							6,819,091	6,819,000	7,923,000	7,923,000
Stock-based and other non-cash long-term incentive compensation expense (Note 16)					4,312,000	541,000	705,000	821,000			1,000			4,312,000	540,000	705,000	821,000
Stock-based and other non-cash long-term incentive compensation expense (Note 16) (in shares)											88,000	111,000	92,000
Balance			273,761,000	150,106,000	273,761,000	150,106,000	168,605,000	68,560,000		258,000	180,000	181,000	100,000	297,625,000	203,183,000	203,833,000	154,462,000	(26,214,000)	(55,582,000)	(37,664,000)	(88,487,000)	(196,000)	(196,000)	(155,000)	(196,000)	2,288,000	2,521,000	2,451,000	2,640,000
Balance (in shares)										25,795,000	17,969,000	18,072,000	9,958,000																		10,000	10,000	10,000	10,000		0
Estimated value for which common stock agreed to be exchanged for preferred stock																														$ 19,000,000
Preferred stock converted into common stock (in shares)																														10,000
Preferred stock, shares repurchased																																			1